Preferred shares (Details 1) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Preferred Shares Details 1
Preferred shares upon issue outstanding, Shares	8,000,000	10,000,000
Preferred shares upon issue outstanding, Amount	CAD 232,600	CAD 3,489,000
Preferred shares upon issue convertible outstanding, Shares	(8,000,000)	(2,000,000)
Preferred shares upon issue convertible outstanding, Amount	CAD (232,600)	CAD (3,256,400)
Total Preferred shares upon issue outstanding, Shares		8,000,000
Total Preferred shares upon issue outstanding, Amount		CAD 232,600